Summary of Finance Receivables (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2010 Retail JPY (¥)	Mar. 31, 2011 Finance leases USD ($)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2010 Finance leases JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2010 Wholesale and other dealer loans JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	$ 123,177	¥ 10,242,198	¥ 10,445,891	$ 85,730	¥ 7,128,453	¥ 7,162,082	$ 13,508	¥ 1,123,188	¥ 1,232,508	$ 23,939	¥ 1,990,557	¥ 2,051,301
Deferred origination costs	1,256	104,391	109,747
Unearned income	(5,968)	(496,235)	(482,983)
Allowance for credit losses	(1,886)	(156,803)	(232,479)	(1,109)	(92,199)	(160,351)	(433)	(36,024)	(36,917)	(344)	(28,580)	(35,211)
Total finance receivables, net	116,579	9,693,551	9,840,176	85,730	7,128,453		9,680	804,871		23,939	1,990,557
Less - Current portion	(49,751)	(4,136,805)	(4,209,496)
Noncurrent finance receivables, net	$ 66,828	¥ 5,556,746	¥ 5,630,680